Fees Summary	Mar. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,394,000.00
Previously Paid Amount	0.00
Total Fee Amount	330.61
Total Offset Amount	0.00
Net Fee	330.61
Narrative - Max Aggregate Offering Price	$ 2,394,000.00
Final Prospectus	true